NOTES PAYABLE	12 Months Ended
May 31, 2024
Debt Disclosure [Abstract]
NOTES PAYABLE

NOTE 7 - NOTES PAYABLE

Notes payable consisted of the following:

	May 31,2024	May 31,2023
Notes payable to entities, non-interest bearing, due on demand, unsecured	$54,079	$64,700
Note payable to an individual, due on May 22, 2015, in default (B)	25,000	25,000
Note payable to an entity, non-interest bearing, due on February 1, 2016, in default (D)	50,000	50,000
Note payable to a family trust, stated interest of $2,500, due on October 31, 2015, in default (E)	7,000	7,000
Note payable to a corporation, stated interest of $5,000, due on October 21, 2015, in default (G)	50,000	50,000
Note payable to a corporation, stated interest of $5,000, due on November 6, 2015, in default (H)	50,000	50,000
Note payable to an individual, due on December 20, 2015, in default, 24% default rate from January 20, 2016 (I)	25,000	25,000
Convertible note payable to an entity, interest at 12%, due on December 29, 2016, in default (M)	40,000	40,000
Note payable to a family trust, interest at 10%, due on November 30, 2016, in default (P)	25,000	25,000
Convertible note payable to an individual, interest at 10%, due on demand (V)	46,890	46,890
Convertible note payable to an individual, interest at 8%, due on demand (W)	29,000	29,000
Convertible note payable to an individual, interest at 8%, due on demand (X)	21,500	21,500
Convertible note payable to an entity, interest at 10%, due on demand (Y)	8,100	8,100
Convertible note payable to an entity, interest at 10%, due on March 5, 2019, in default (DD)	35,000	35,000
Convertible note payable to an entity, interest at 10%, due on September 18, 2019, in default (GG)	8,505	8,505
Convertible note payable to an entity, interest at 12%, due on November 30, 2021, in default (SS)	154,764	154,764
Convertible note payable to an entity, interest at 10%, due on June 4, 2022, in default (VV)	152,369	170,212
Convertible note payable to an entity, interest at 8%, due on August 27, 2022, in default, net of discount of $-0- and $4,274, respectively (WW)	14,000	14,000
Convertible note payable to an entity, interest at 12%, due on December 21, 2022, in default (YY)	424	58,250
Convertible note payable to an entity, interest at 12%, due on February 8, 2023, in default (ZZ)	203,095	245,000
Convertible note payable to an entity, interest at 12%, due on June 10, 2023, in default, net of discount of $-0- and $1,065, respectively (AA)	–	37,815
Convertible note payable to an entity, interest at 12%, due on November 4, 2023, in default, net of discount of $-0- and $13,143, respectively (C)	12,649	17,412
Convertible note payable to an entity, interest at 12%, due on April 10, 2024, in default, net of discount of $-0- and $52,586, respectively (F)	76,375	8,514
Convertible note payable to an entity, interest at 10%, due on August 15, 2024, net of discount of $11,319 and $-0-, respectively (J)	10,201	–
Convertible note payable to an entity, interest at 12%, due on September 18, 2024, net of discount of $1,052 and $-0-, respectively (K)	2,448	–
Convertible note payable to an entity, interest at 12%, due on January 18, 2025, net of discount of $19,336 and $-0-, respectively (L)	11,217	–
Note payable to an entity, terms to be agreed on and memorialized subsequent to May 31, 2024	48,641	–
Note payable to the Small Business Administration under the Payroll Protection Program, interest at 1%, due in installments through May 4, 2022, forgivable in part or whole subject to certain requirements.	70,000	70,000
Note payable to the Small Business Administration under the Payroll Protection Program, interest at 1%, due in installments through April 5, 2023, forgivable in part or whole subject to certain requirements.	100,000	100,000
Notes payable to individuals, non-interest bearing, due on demand	103,476	103,476
Total Notes Payable	1,434,733	1,465,138
Less: Current Portion	(1,434,733)	(1,465,138)
Long-Term Notes Payable	$–	$–

(B) On April 22, 2015, the Company issued a $25,000 Promissory Note, non-interest bearing (interest at 24% per annum after May 22, 2015), due at maturity on May 22, 2015.

(D) On July 24, 2015, the Company issued a $50,000 Promissory Note to Kodiak Capital Group, LLC (“Kodiak”) for services rendered in association with an Equity Purchase Agreement. As amended and restated January 4, 2016, the note is non-interest bearing and was due on February 1, 2016.

(E) On July 31, 2015, the Company issued a $25,000 Promissory Note with a stated interest amount of $2,500 due at maturity on October 31, 2015.

(G) On August 6, 2015, the Company issued a $50,000 Promissory Note with a stated interest amount of $5,000 due at maturity on October 21, 2015.

(H) On August 21, 2015, the Company issued a $50,000 Promissory Note with a stated interest amount of $5,000 due at maturity on November 6, 2015.

(I) On September 21, 2015, the Company issued a $25,000 Promissory Note with a stated interest amount of $2,500 due at maturity on December 20, 2015. In the event that all principal and interest are not paid to the lender by January 20, 2016, interest is to accrue at a rate of 24% per annum commencing on January 21, 2016.

(M) On December 29, 2015, the Company issued a $20,000 Convertible Promissory Note to a lender for net loan proceeds of $15,000. The note bears interest at a rate of 12% per annum, was due on December 29, 2016, and is convertible at the option of the lender into shares of the Company common stock at a Conversion Price equal to 50% of the lowest closing bid price during the 30 Trading Day period prior to the Conversion Date. See Note 9 (Derivative Liability).

(P) On June 3, 2016, the Company issued a $25,000 Promissory Note. The note bears interest at a rate of 10% per annum and was due on November 30, 2016.

(V) On May 3, 2017, the Company issued a $72,750 Convertible Promissory Note to a lender as a replacement for the principal and interest due on a promissory note due on October 14, 2014. The note bears interest at a rate of 10% per annum, is due on demand, and is convertible at the option of the lender into shares of the Company common stock at a Conversion Price equal to $0.0001293 per share.

(W) On April 5, 2017, the Company issued a $35,000 Convertible Promissory Note to a lender as a replacement for the principal and interest due on a promissory note due on August 23, 2015. The note bears interest at a rate of 8% per annum, is due on demand, and is convertible at the option of the lender into shares of the Company common stock at a Conversion Price equal to 40% of the lowest Trading Price during the 5 Trading Day period prior to the Conversion Date. See Note 9 (Derivative Liability).

(X) On April 5, 2017, the Company issued a $27,500 Convertible Promissory Note to a lender as a replacement for the principal and interest due on a promissory note due on October 31, 2015. The note bears interest at a rate of 8% per annum, is due on demand, and is convertible at the option of the lender into shares of the Company common stock at a Conversion Price equal to 40% of the lowest Trading Price during the 5 Trading Day period prior to the Conversion Date. See Note 9 (Derivative Liability).

(Y) On March 1, 2017, the Company issued a $8,600 Convertible Promissory Note to a vendor of the Company to convert certain accounts payable due to the vendor. The note bears interest at a rate of 10% per annum, is due on demand, and is convertible at the option of the lender into shares of the Company common stock at a Conversion Price equal to the higher of $0.00004 per share or 60% of the lowest Trading Price during the 5 Trading Day period prior to the Conversion Date.

(DD) On March 5, 2018, the Company issued a $35,000 Convertible Promissory Note to a lender for net loan proceeds of $33,000. The note bears interest at a rate of 10% per annum, was due on March 5, 2019, and is convertible at the option of the lender into shares of the Company common stock at a Conversion Price equal to 50% of the lowest Trading Price during the 20 Trading Day period prior to the Conversion Date. See Note 9 (Derivative Liability).

(GG) On September 18, 2018, the Company issued a $18,000 Convertible Promissory Note to a lender for net loan proceeds of $14,000. The note bears interest at a rate of 10% per annum, was due on September 18, 2019, and is convertible at the option of the lender into shares of the Company common stock at a Conversion Price equal to 50% of the lowest Trading Price during the 20 Trading Day period prior to the Conversion Date. See Note 9 (Derivative Liability).

(SS) On November 30, 2020, the Company issued a $170,000 Convertible Promissory Note to a lender which paid off some of the accrued interest for the note described in (RR) above. The Company received net proceeds of $32,500. The note bears interest at a rate of 12% per annum, is due on November 30, 2021, and is convertible at the option of the lender into shares of the Company common stock at a Conversion Price equal to the lesser of (1) 105% of the closing bid price of the Common Stock on the Issue Date, or (2) the closing bid price of the Common Stock on the Trading Day immediately preceding the date of the conversion. See Note 9 (Derivative Liability).

(VV) On June 4, 2021, the Company issued a $238,596 Convertible Promissory Note to a lender which paid off the principal and accrued interest for the notes described in (EE), (FF), (KK), (LL), (MM), (NN) and (PP) above. The note bears interest at a rate of 10% per annum, is due on June 4, 2022, and is convertible at the option of the lender into shares of the Company common stock at a Conversion Price equal to the lesser of (1) $0.00004, or (2) 50% of the lowest trading price of the common stock for the previous 15-day trading period. See Note 9 (Derivative Liability).

(WW) On August 27, 2021, the Company issued a $14,000 Convertible Promissory Note to a lender for net loan proceeds of $10,000. The note bears interest at a rate of 8% per annum, is due on August 27, 2022, and is convertible at the option of the lender into shares of the Company common stock at a Conversion Price equal to 65% of the lowest trading price in the 10 Trading Day period prior to the Conversion Date. See Note 9 (Derivative Liability).

(YY) On December 21, 2021, the Company issued a $58,250 Convertible Promissory Note to a lender for net loan proceeds of $49,925. The note bears interest at a rate of 12% per annum, is due on December 21, 2022, and is convertible at the option of the lender into shares of the Company common stock at a Conversion Price equal to the higher of (1) $0.0001, or (2) the par value of the Common Stock.

(ZZ) On February 8, 2022, the Company issued a $245,000 Convertible Promissory Note to a lender for net loan proceeds of $218,000. The note bears interest at a rate of 12% per annum, is due on February 8, 2023, and is convertible at the option of the lender into shares of the Company common stock at a Conversion Price equal to the higher of (1) $0.0001, or (2) the par value of the Common Stock.

(AA) On June 10, 2022, the Company issued a $38,880 Convertible Promissory Note to a lender for net loan proceeds of $31,800. The note bears interest at a rate of 12% per annum, is due on June 10, 2023, and is convertible at the option of the lender into shares of the Company common stock at a Conversion Price equal to the lower of (1) $0.05, or (2) 50% of the lowest trading price in the 10 Trading Day period prior to the Conversion Date. See Note 9 (Derivative Liability).

(C) On November 4, 2022, the Company issued a $30,555 Convertible Promissory Note to a lender for net loan proceeds of $25,000. The note bears interest at a rate of 12% per annum, is due on November 4, 2023, and is convertible at the option of the lender into shares of the Company common stock at a Conversion Price equal to the lower of (1) $0.005, or (2) 50% of the lowest trading price in the 10 Trading Day period prior to the Conversion Date. See Note 9 (Derivative Liability).

(F) On April 10, 2023, the Company issued a $61,100 Convertible Promissory Note to a lender for net loan proceeds of $55,000. The note bears interest at a rate of 12% per annum, is due on April 10, 2024, and is convertible at the option of the lender into shares of the Company common stock at a Conversion Price equal to the lower of (1) $0.003, or (2) par value of common stock. See Note 9 (Derivative Liability).

(J) On November 7, 2023, the Company issued a $42,000 Convertible Promissory Note to a lender for net loan proceeds of $32,200. The note bears interest at a rate of 10% per annum, is due on August 15, 2024, and is convertible at the option of the lender into shares of the Company common stock at a Conversion Price equal to 63% of the lowest trading price in the 10 Trading Day period prior to the Conversion Date. See Note 9 (Derivative Liability).

(K) On September 18, 2023, the Company issued a $3,500 Convertible Promissory Note to a lender for net loan proceeds of $3,500. The note bears interest at a rate of 12% per annum, is due on September 18, 2024, and is convertible at the option of the lender into shares of the Company common stock at a Conversion Price equal to 50% of the lowest trading price in the 10 Trading Day period prior to the Conversion Date. See Note 9 (Derivative Liability).

(L) On January 18, 2024, the Company issued a $30,555 Convertible Promissory Note to a lender for net loan proceeds of $22,800. The note bears interest at a rate of 12% per annum, is due on January 18, 2025, and is convertible at the option of the lender into shares of the Company common stock at a Conversion Price equal to the lower of $0.0002 or 50% of the lowest trading price in the 10 Trading Day period prior to the Conversion Date. See Note 9 (Derivative Liability).

Concentration of Notes Payable

The principal balance of the notes payable was due to:

	May 31, 2024	May 31, 2023

Lender A	$358,283	$458,014
Lender B	209,874	170,212
14 other lenders	898,285	903,706

Total	1,466,442	1,531,935

Less debt discounts	(31,709)	(66,794)

Net	$1,434,733	$1,465,138